Note 14 - Related Party Transactions (Details Textual) - CAD ($)	3 Months Ended		9 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2023	Oct. 31, 2023	Mar. 31, 2019
Statement Line Items [Line Items]
Revenue from rendering of services, related party transactions	$ 41,000	$ 26,000	$ 121,000	$ 75,000
Subordinated notes payable [member]
Statement Line Items [Line Items]
Notional amount						$ 5,000,000
Key management personnel of entity or parent [member]
Statement Line Items [Line Items]
Amounts receivable, related party transactions	1,500,000		1,500,000		$ 1,500,000
Key management personnel of entity or parent [member] | Subordinated notes payable [member]
Statement Line Items [Line Items]
Notional amount						$ 500,000
Key management personnel of entity or parent [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
Other provisions	0		0		0
Corporation controlled by key management personnel [member]
Statement Line Items [Line Items]
Amounts receivable, related party transactions	$ 4,800,000		$ 4,800,000		$ 3,900,000